Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Due from customers and agents, allowances	$ 63,690	$ 28,152
Other, allowances	1,914	5,263
Investments
Other intangible assets, accumulated amortization	112,752	143,613
TDS shareholders' equity
Authorized shares	290,000,000	290,000,000
Issued shares	132,711,000	132,672,000
Outstanding shares	108,757,000	108,031,000
Par value	1,327	1,327
Treasury Shares
TDS shareholders' equity
Treasury shares at cost	23,954,000	24,641,000
Series A Common Shares
TDS shareholders' equity
Authorized shares	25,000,000	25,000,000
Issued shares	7,166,000	7,160,000
Outstanding shares	7,166,000	7,160,000
Par value per share	$ 0.01	$ 0.01
Par value	72	72
Common Shares
TDS shareholders' equity
Authorized shares	265,000,000	265,000,000
Issued shares	125,545,000	125,512,000
Outstanding shares	101,591,000	100,871,000
Par value per share	$ 0.01	$ 0.01
Par value	$ 1,255	$ 1,255
Common Shares | Treasury Shares
TDS shareholders' equity
Treasury shares at cost	23,954,000	24,641,000